Shareholder Fees {- Fidelity Flex Conservative Income Bond Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Flex Conservative Income Bond Fund Retail PRO -05 | Fidelity Flex Conservative Income Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none